Assets held for sale (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Assets held for sale [Line Items]
Cash	$ 88,488
Commercial debts and other accounts payable	1,022
Total consideration for the provision Book value of net assets sold	(69,978)
Gain on the sale before the income tax and reclassification of the foreign currency conversion	19,532
Reclassification of the foreign currency conversion reserve	(5,784)
Income tax expense on income derived from gains	(6,268)
Profit after tax	7,480
Minera Exar S.A. [Member]
Assets held for sale [Line Items]
Cash	87,500
Commercial debts and other accounts payable	0
Total consideration for the provision Book value of net assets sold	(67,635)
Gain on the sale before the income tax and reclassification of the foreign currency conversion	19,865
Reclassification of the foreign currency conversion reserve	(5,358)
Income tax expense on income derived from gains	(6,268)
Profit after tax	8,239
Charlee SQM Thailand Co. Ltd. [Member]
Assets held for sale [Line Items]
Cash	988
Commercial debts and other accounts payable	1,022
Total consideration for the provision Book value of net assets sold	(2,343)
Gain on the sale before the income tax and reclassification of the foreign currency conversion	(333)
Reclassification of the foreign currency conversion reserve	(426)
Income tax expense on income derived from gains	0
Profit after tax	$ (759)